Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Commercial (Details) - Total Commercial [Member] - Financial Asset Acquired with Credit Deterioration [Member] - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total PCI loans (carrying value)	$ 4	$ 86
Financing Receivables, 1 to 29 Days Past Due [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total PCI loans (carrying value)	3	86
30-89 days past due and still accruing [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total PCI loans (carrying value)	$ 1	$ 0